Capital Stock and Equity Transactions (Q3) (Details)			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 24, 2017 $ / shares shares	Mar. 23, 2017 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares
Capital Stock and Equity Transactions [Abstract]
Common stock, shares authorized (in shares)			150,000,000	150,000,000		150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of common shares issued, pre-split (in shares)		2,351,355
Number of common shares acquired in connection with Merger Agreement (in shares)		6,280,000
Number of common shares issued in private placement, pre-split (in shares)		476,092
Value of common shares issued in private placement | $		$ 600,000
Number of common shares issued upon conversion (in shares)			16	16
Number of common shares retired, pre-split (in shares)		5,000,000
Distributions | $		$ 600,000	$ 600,000			$ 18,300	$ 20,004
Stock split ratio	9.25
Common stock, shares outstanding (in shares)	38,000,663		38,000,663	40,205,663		38,000,663	38,000,663
Stock subscriptions (in shares)				620,000
Stock subscriptions value | $			$ 205,000	$ 120,000
Issuance of common stock for exercise of options | $				2,000
Issuance of common stock for services | $				280,850
Share-based compensation | $				$ 239,133	$ 0
Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Distributions | $			$ 0			$ 0	$ 0
Common stock, shares outstanding (in shares)			7,000,000	6,910,000		3,250,000	3,250,000	3,250,000
Stock subscriptions (in shares)			3,750,000	0
Stock subscriptions value | $			$ 3,750	$ 0
Issuance of common stock for exercise of options (in shares)				0
Issuance of common stock for exercise of options | $				$ 0
Issuance of common stock in conversion of preferred stock (in shares)				(90,000)
Common Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Distributions | $			$ 0			$ 0	$ 0
Common stock, shares outstanding (in shares)			38,000,663	40,205,663		26,160,000	26,160,000	26,160,000
Stock subscriptions (in shares)			0	620,000
Stock subscriptions value | $			$ 0	$ 620
Issuance of common stock for exercise of options (in shares)				8,000
Issuance of common stock for exercise of options | $				$ 8
Issuance of common stock in conversion of preferred stock (in shares)				1,440,000
Issuance of common stock for services (in shares)				137,000
Issuance of common stock for services | $				$ 137
Share-based compensation | $				140,425
Common Stock [Member] | Prepaid Expenses [Member]
Capital Stock and Equity Transactions [Abstract]
Share-based compensation | $				$ 140,425
Series A Convertible Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Number of convertible preferred shares issued, pre-split (in shares)		324,327
Preferred stock, shares outstanding (in shares)	3,000,000
Stock subscriptions (in shares)			3,750,000
Series B Convertible Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of convertible preferred shares issued, pre-split (in shares)		27,027
Value of preferred shares issued in private placement | $		$ 250,000
Preferred stock, shares outstanding (in shares)	250,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Number of shares converted (in shares)				90,000